Note 8 - Equity (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	BeyondSpring Inc.’s shareholders
					Accumulated
			Additional		other		Non
	Ordinary share		paid-in	Accumulated	comprehensive		controlling	Total
	Shares	Amount	capital	deficit	(loss) gain	Subtotal	interests	equity
		$	$	$	$	$	$	$

Balances at January 1, 2021 (audited)	39,141,913	4	366,451	(277,818)	(297)	88,340	(1,715)	86,625
Share-based compensation	12,248	-	5,143	-	-	5,143	20	5,163
Forfeited restricted shares	(40,679)	-	(310)	-	-	(310)	-	(310)
Exercise of options	28,771	-	83	-	-	83	-	83
Accretion of contingently redeemable noncontrolling interest	-	-	(158)	-	-	(158)	-	(158)
Foreign currency translation adjustment loss	-	-	-	-	(101)	(101)	(15)	(116)
Net loss	-	-	-	(54,666)	-	(54,666)	(2,814)	(57,480)

Balances at September 30, 2021 (unaudited)	39,142,253	4	371,209	(332,484)	(398)	38,331	(4,524)	33,807

Balances at January 1, 2020 (audited)	27,885,613	3	246,979	(216,845)	140	30,277	854	31,131
Issuance of ordinary shares	2,613,590	-	31,395	-	-	31,395	-	31,395
Share-based compensation	17,198	-	5,936	-	-	5,936	132	6,068
Foreign currency translation adjustment loss	-	-	-	-	(187)	(187)	(39)	(226)
Net loss	-	-	-	(43,377)	-	(43,377)	(2,068)	(45,445)

Balances at September 30, 2020 (unaudited)	30,516,401	3	284,310	(260,222)	(47)	24,044	(1,121)	22,923